Document and Entity Information Document	Oct. 26, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 26, 2021
Entity Registrant Name	ANSYS, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-20853
Entity Tax Identification Number	04-3219960
Entity Address, Address Line One	2600 ANSYS Drive,
Entity Address, City or Town	Canonsburg,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	844
Local Phone Number	462-6797
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001013462
Amendment Flag	false
The Nasdaq Global Select Market
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	ANSS
Security Exchange Name	NASDAQ